Trade receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 11, 2018
Trade receivables
Trade receivables	R$ 501,498	R$ 394,309
Related Parties	22,791	17,062
Impairment losses on trade receivables	(32,055)	(22,524)	R$ (19,397)	R$ (26,616)
Total	R$ 492,234	R$ 388,847